Trade and other payables - Contingent consideration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 3,323	$ 4,139	$ 5,106
Settlements	(643)	(822)	(709)
Revaluations	14	(272)	(614)
Reclassification to other payables	(55)
Discount unwind	226	278	356
Contingent liabilities recognised in business combination at end of period	$ 2,865	3,323	4,139
Minimum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	3.00%
Maximum
Reconciliation of changes in contingent liabilities in business combination
Discount rate - contingent consideration	9.00%
BMS's share of Global Diabetes Alliance
Reconciliation of changes in contingent liabilities in business combination
Contingent liabilities recognised in business combination at beginning of period	$ 2,932	3,300
Contingent liabilities recognised in business combination at end of period	2,544	2,932	3,300
Revaluations of contingent consideration	42	$ (51)	$ (516)
Increase/decrease in contingent consideration balance with change in current estimates	$ 254
The increase/decrease in sales estimates	10.00%
Discount rate - contingent consideration	8.00%